2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 34 .6%
Communication Services — 3.6%
Alphabet Inc - Class C ................. 14,920 4,279,951
Charter Communications Inc
(1)
........... 488 105,349
Comcast Corp ...................... 4,588 131,722
EverQuote Inc
(1)
..................... 6,991 107,801
IDT Corp .......................... 693 34,026
Meta Platforms Inc ................... 2,342 1,339,928
Netflix Inc
(1)
........................ 2,911 279,893
New York Times Co/The ................ 375 31,399
Omnicom Group Inc .................. 3,131 235,796
QuinStreet Inc
(1)
..................... 1,122 13,475
6,559,340
Consumer Discretionary — 2.1%
Abercrombie & Fitch Co
(1)
............... 177 16,173
Amazon.com Inc
(1)
................... 3,485 725,821
American Public Education Inc
(1)
.......... 71 4,038
BorgWarner Inc ..................... 1,549 84,049
Boyd Gaming Corp ................... 6,596 542,059
Champion Homes Inc
(1)
................ 576 42,837
Deckers Outdoor Corp
(1)
................ 400 40,036
Hasbro Inc ........................ 64 5,990
J Jill Inc .......................... 643 7,369
O'Reilly Automotive Inc
(1)
............... 1,055 97,387
Phinia Inc ......................... 2,126 145,503
Ralph Lauren Corp ................... 1,437 494,314
Tapestry Inc ....................... 3,807 537,206
TJX Cos Inc/The ..................... 6,135 979,760
Visteon Corp ....................... 585 53,299
3,775,841
Consumer Staples — 0.4%
Cal-Maine Foods Inc .................. 1,150 91,022
Casey's General Stores Inc ............. 687 500,040
Dollar General Corp .................. 1,130 134,165
Target Corp ........................ 450 54,540
779,767
Energy — 1.9%
Cheniere Energy Inc .................. 1,211 343,633
Chevron Corp ...................... 4,793 991,672
ConocoPhillips ...................... 580 76,560
Devon Energy Corp ................... 559 28,129
Diamondback Energy Inc ............... 1,740 344,155
EOG Resources Inc ................... 1,902 274,972
Exxon Mobil Corp .................... 5,274 894,787
Matador Resources Co ................ 1,077 68,045
Ovintiv Inc ......................... 898 53,305
Phillips 66 ......................... 48 8,745
Targa Resources Corp ................. 140 35,102
TechnipFMC PLC .................... 4,533 313,366
Weatherford International PLC ........... 445 42,088
3,474,559
Financials — 5.2%
Allstate Corp/The .................... 2,877 596,517
Ally Financial Inc .................... 7,914 310,466
Ameriprise Financial Inc ............... 653 290,193
Arch Capital Group Ltd
(1)
............... 420 40,316
Bank of New York Mellon Corp/The ........ 9,083 1,077,516
Berkshire Hathaway Inc
(1)
.............. 4,945 2,369,644
Customers Bancorp Inc
(1)
............... 5,145 357,114
Encore Capital Group Inc
(1)
.............. 347 24,332
First American Financial Corp ............ 606 36,536
Interactive Brokers Group Inc ............ 64 4,292
Intercontinental Exchange Inc ............ 1,580 248,502
Invesco Ltd ........................ 455 11,052
Jack Henry & Associates Inc ............ 6,117 966,731
Jackson Financial Inc ................. 1,824 192,833
Mastercard Inc ..................... 4,091 2,044,109
Morningstar Inc ..................... 2,550 431,078
PROG Holdings Inc ................... 150 4,304
State Street Corp .................... 2,930 370,821
Stewart Information Services Corp ........ 66 4,064
Synchrony Financial .................. 3,615 245,892
Westamerica BanCorp ................. 117 6,102
9,632,414
Health Care — 4.3%
AbbVie Inc ........................ 3,123 679,221
Amgen Inc ........................ 3,584 1,261,030
Bristol-Myers Squibb Co ............... 197 11,948
CareDx Inc
(1)
....................... 209 3,628
Cigna Group/The .................... 80 21,340
CVS Health Corp .................... 2,412 173,230
Elevance Health Inc .................. 871 254,985
Eli Lilly & Co ....................... 1,399 1,286,758
Gilead Sciences Inc .................. 7,463 1,040,118
HCA Healthcare Inc ................... 395 186,930
Johnson & Johnson .................. 6,285 1,536,306
McKesson Corp ..................... 368 318,453
Merck & Co Inc ..................... 3,654 439,540
Natera Inc
(1)
........................ 631 126,194
Regeneron Pharmaceuticals Inc .......... 247 190,842
UnitedHealth Group Inc ................ 650 175,884
Zoetis Inc ......................... 2,378 281,103
7,987,510

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Industrials — 4.4%
AECOM ........................... 1,725 146,315
Allegion plc ........................ 1,944 282,444
Blue Bird Corp
(1)
..................... 425 24,136
Caterpillar Inc ...................... 210 148,777
Comfort Systems USA Inc .............. 177 244,081
Delta Air Lines Inc ................... 6,369 423,411
EMCOR Group Inc .................... 31 22,888
Equifax Inc ........................ 601 108,222
FedEx Corp ........................ 1,595 568,107
GE Vernova Inc ..................... 732 638,963
Generac Holdings Inc
(1)
................ 152 29,690
General Dynamics Corp ................ 5,593 1,919,629
Graco Inc ......................... 921 77,963
Huntington Ingalls Industries Inc .......... 330 125,367
IDEX Corp ......................... 603 114,299
Johnson Controls International plc ......... 1,850 242,258
Lincoln Electric Holdings Inc ............. 320 79,706
Lockheed Martin Corp ................. 339 204,888
Mueller Industries Inc ................. 1,280 141,824
Northrop Grumman Corp ............... 743 506,904
Rockwell Automation Inc ............... 1,400 502,432
Sensata Technologies Holding PLC ........ 342 12,045
Southwest Airlines Co ................. 1,768 66,424
Trane Technologies PLC ................ 1,272 530,093
TUTOR PERINI CORP .................. 169 13,045
United Airlines Holdings Inc
(1)
............ 6,464 595,140
United Parcel Service Inc ............... 961 94,543
V2X, Inc.
(1)
......................... 984 67,404
Valmont Industries Inc ................. 169 67,527
Vicor Corp
(1)
........................ 111 17,871
8,016,396
Information Technology — 12.0%
Amkor Technology Inc ................. 1,275 57,413
Amphenol Corp ..................... 2,849 359,971
Analog Devices Inc ................... 1,434 456,213
Apple Inc ......................... 19,893 5,048,644
Applied Materials Inc ................. 1,836 627,526
Avnet Inc ......................... 1,569 96,682
Broadcom Inc ...................... 3,624 1,121,664
Calix Inc
(1)
......................... 1,617 79,217
Ciena Corp.
(1)
....................... 57 22,129
Cisco Systems Inc ................... 6,769 525,207
Clear Secure Inc .................... 547 26,480
Corning Inc ........................ 1,979 269,085
Dropbox Inc
(1)
...................... 2,048 46,531
Everpure Inc
(1)
...................... 946 55,852
Hut 8 Corp
(1)
....................... 2,770 129,941
International Business Machines Corp ...... 93 22,542
Lam Research Corp .................. 1,927 411,723
Micron Technology Inc ................ 1,634 552,031
Microsoft Corp ...................... 10,923 4,043,367
Mitek Systems Inc
(1)
.................. 146 1,971
Motorola Solutions Inc ................. 1,021 443,083
NetScout Systems Inc
(1)
................ 948 30,137
NVIDIA Corp ....................... 28,127 4,905,349
Oracle Corp ........................ 1,985 292,013
PC Connection Inc ................... 72 4,209
Photronics Inc
(1)
..................... 6,923 279,758
QUALCOMM Inc ..................... 1,689 217,509
Sandisk Corp/DE
(1)
................... 35 22,237
SCANSOURCE INC
(1)
.................. 2,623 95,215
Skyworks Solutions Inc ................ 1,730 92,642
TD SYNNEX Corp .................... 2,289 386,177
Teradata Corp
(1)
..................... 1,418 36,343
Teradyne Inc ....................... 60 17,788
Texas Instruments Inc ................. 3,565 692,109
TTM Technologies Inc
(1)
................ 520 50,658
Ubiquiti Inc ........................ 181 143,043
Viasat Inc
(1)
........................ 1,800 82,440
Vistance Networks ................... 537 9,773
Western Digital Corp .................. 730 197,458
21,952,130
Materials — 0.6%
Anglogold Ashanti Plc ................. 1,099 106,999
Coeur Mining Inc
(1)
................... 2,603 48,858
CRH PLC .......................... 499 52,455
Freeport-McMoRan Inc ................ 3,186 187,273
Kaiser Aluminum Corp ................. 162 19,523
Newmont Corp ..................... 4,432 479,764
Southern Copper Corp ................. 567 97,558
SSR Mining Inc
(1)
.................... 3,195 93,933
1,086,363
Utilities — 0.1%
Edison International .................. 53 3,879
Eversource Energy ................... 1,819 126,020
ONE Gas Inc ....................... 34 2,928
132,827
Total Common Stocks (United States)
(Cost $ 47,902,221 ) ................. 63,397,147
Registered Investment Companies — 44 .2%
U.S. Fixed Income — 43.7%
Baird Core Plus Bond Fund - Class I ....... 1,914,461 19,508,356
Dodge & Cox Income Fund - Class I ........ 656,947 8,356,362
Fidelity Advisor Capital & Income Fund - Class Z 1,170,018 13,724,307
Fidelity Total Bond Fund - Class Z ......... 2,084,787 19,930,561
Frost Total Return Bond Fund - Class I ...... 96,033 919,994
iShares 20+ Year Treasury Bond ETF
(2)
...... 97,175 8,424,101
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 94,718 9,066,407
79,930,088

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
International Fixed Income — 0.5%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 116,216 959,943
959,943
Total Registered Investment Companies
(Cost $ 78,997,390 ) ................. 80,890,031
Money Market Registered Investment Companies — 19 .6%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 35,907,561 35,907,561
Total Money Market Registered Investment
Companies
(Cost $ 35,907,561 ) ................. 35,907,561
Total Investments — 98 .4%
(Cost $ 162,807,172 ) ................ 180,194,739
Other Assets less Liabilities — 1 .6% ....... 2,989,373
Total Net Assets — 100 .0% ............. 183,184,112
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 962 12,937
Meeder Conservative Allocation Fund - Retail
Class .......................... 287 6,881
Meeder Dynamic Allocation Fund - Retail Class 2,398 34,800
Meeder Muirfield Fund - Retail Class ....... 3,447 34,056
Total Trustee Deferred Compensation
(Cost $ 79,295 ) .................... 88,674
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 74 6/18/26 10,734,070 (170,786)
Mini MSCI Emg Mkt
Futures - June 2026 . 40 6/18/26 2,909,200 (110,726)
Russell 2000 Futures Mini
June 2026 ........ 15 6/18/26 1,884,150 (1,683)
S&P 500 Mini Futures
June 2026 ........ (25) 6/18/26 (8,213,437) (26,175)
S&P Mid Cap Futures
EMini June 2026 ... (2) 6/18/26 (679,300) (12,889)
Total Futures Contracts . 102 6,634,683 (322,259)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.